Financial Instruments - Maximum Level of Exposure to Credit Risk (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Maximum exposure to credit risk	€ 3,008,902	€ 1,509,852
Non-current financial assets
Credit risk
Maximum exposure to credit risk	138,930	107,601
Other current financial assets
Credit risk
Maximum exposure to credit risk	1,728,926	53,965
Trade receivables
Credit risk
Maximum exposure to credit risk	369,797	269,167
Other receivables
Credit risk
Maximum exposure to credit risk	29,267	45,327
Cash and cash equivalents
Credit risk
Maximum exposure to credit risk	741,982	1,033,792
Trade and other receivables
Credit risk
Maximum exposure to credit risk	399,064	314,494
Trade and other receivables | Spain
Credit risk
Maximum exposure to credit risk	58,363	46,025
Trade and other receivables | Rest of European Union
Credit risk
Maximum exposure to credit risk	44,887	48,354
Trade and other receivables | United States
Credit risk
Maximum exposure to credit risk	171,345	79,829
Trade and other receivables | Other European countries
Credit risk
Maximum exposure to credit risk	13,485	14,289
Trade and other receivables | Other regions
Credit risk
Maximum exposure to credit risk	€ 110,984	€ 125,997